Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Net deferred tax asset	$ 335	$ 323
Deferred tax liability	77	122
Net deferred tax assets	258	201
Deferred Income Taxes [Member]
Valuation Allowance [Line Items]
Carryforward tax losses	1,536	1,349
Temporary differences	2,086	1,715
Deferred tax assets before valuation allowance	3,622	3,064
Valuation allowance	3,287	2,741
Net deferred tax asset	335	323
Deferred tax liability	77	122
Net deferred tax assets	$ 258	$ 201